Capital Commitments and Contingencies (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 11, 2023 USD ($)	Dec. 11, 2023 VND (₫)	Mar. 14, 2020 USD ($) m²	Mar. 14, 2020 VND (₫) m²
Capital Commitments and Contingencies [Line Items]
Right of use asset | $	$ 3,446,084			$ 3,177,674
Equipment purchase		¥ 5,022,400
Unpaid contract balance			¥ 913,440
Payments		¥ 90,851.81
Amount of unresolved proceedings | $	$ 12,986
Maximum [Member]
Capital Commitments and Contingencies [Line Items]
Area of land | m²							50,000	50,000
Minimum [Member]
Capital Commitments and Contingencies [Line Items]
Area of land | m²							49,997	49,997
Capital Commitment [Member]
Capital Commitments and Contingencies [Line Items]
Right of use asset							$ 4,184,513	₫ 102,476,000,000
Land cost					$ 4,184,262	₫ 102,469,851,440